Shareholder Fees - FidelityHedgedEquityFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none